Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Provisions [Abstract]
Disclosure of other provisions [text block]
The movement of provisions for the six months ended June 30, 2025 and 2024, is as follows:

In thousands of soles	Outstanding claims reserve (i)	Other provisions	Total

As of January 1, 2024	105	18,969	19,074

Provision	-	440	440

Paid during the period	(45)	(2,101)	(2,146)

Exchange difference	-	(691)	(691)

As of June 30, 2024	60	16,617	16,677

As of January 1, 2025	36	12,210	12,246

Provision	-	1,050	1,050

Paid during the period	-	(3,401)	(3,401)

Exchange difference	-	254	255

As of June 30, 2025	36	10,113	10,150

(i)	Outstanding claims reserve represent the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.